Operating Expenses	12 Months Ended
Dec. 31, 2012
Operating Expenses Organizational and Offering Costs [Abstract]
Operating Expenses
(8) Operating Expenses

(a) Management Fee

The Fund pays the Managing Owner a management fee (the “Management Fee”) monthly in arrears, in an amount equal to 0.85% per annum of the Net Asset Value of the Fund. No separate management fee will be paid by the Master Fund. The Management Fee will be paid in consideration of the use of the license for the Thomson Reuters Continuous Commodity Index held by GreenHaven, LLC, a Georgia limited liability company formed in August 2005, and its subsidiary GreenHaven Commodity Services, LLC, as well as for commodity futures trading advisory services. The management fees incurred for the years ended December 31, 2012, 2011 and 2010 were $4,637,997, $5,895,201 and $2,523,863, respectively. The Management Fees were charged to the Fund and paid to the Managing Owner.

(b) Organization and Offering Expenses

Expenses incurred in connection with organizing the Fund and the Master Fund and the offering of the Shares were paid by GreenHaven, LLC. GreenHaven, LLC is the sole member of the Managing Owner. The Fund and the Master Fund do not have an obligation to reimburse GreenHaven, LLC or its affiliates for organization and offering expenses paid on their behalf.

(c) Brokerage Commissions and Fees

The Managing Owner currently does not expect brokerage commissions and fees as well as routine operational, administrative and other ordinary expenses for which the Funds are responsible, including, but not limited to, the fees and expenses of the Trustee, legal and accounting fees and expenses, tax preparation expenses, filing fees, and printing, mailing and duplication costs, to exceed 0.20% of the Net Asset Value of the Master Fund in any year, although the actual amount of such fees and expenses in any year may be greater. The Fund’s brokerage commissions and fees and routine operational, administrative and other ordinary expenses are accrued at a rate of 0.20% per annum in the aggregate. Of the amounts so accrued, the Master Fund first pays brokerage fees, and secondly from the remainder of the amounts so accrued, reimburses the Managing Owner for the Fund’s and Master Fund’s routine operational, administrative, and other ordinary expenses paid by the Managing Owner.

Brokerage commissions and fees are charged against the Master Fund’s Assets on a per transaction basis on the date of the transaction. The brokerage commissions and trading fees incurred for the years ended December 31, 2012, 2011 and 2010 were $377,195, $1,300,472 and $712,620, respectively. These fees were charged to the Fund and paid to the Commodity Broker. Brokerage commissions and trading fees are typically charged by the Commodity Broker to the Fund on a half-turn basis, i.e. half is charged when a contract is opened and half is charged when a position is closed.

(d) Unusual Fees and Expenses

The Master Fund will pay all the unusual fees and expenses, if any, of the Fund and the Master Fund. Such unusual fees and expenses, by their nature, are unpredictable in terms of timing and amount. There have been no unusual fees and expenses since the Fund commenced investment operations on January 23, 2008.

(e) Routine Operational, Administrative and Other Ordinary Expenses

During the continuous offering period the Managing Owner paid all of the routine operational, administrative and other ordinary expenses of the Index Fund and the Master Fund, including, but not limited to, accounting and computer services, the fees and expenses of the Trustee, legal fees and expenses, tax preparation expenses, filing fees, fees in connection with fund administration, and printing, mailing and duplication costs. The Managing Owner may be reimbursed for routine operational, administrative and other ordinary expenses. See Note 8 (c) for details of the Fund’s brokerage commissions and fees and routine operational, administrative and other ordinary expenses accrual policy.